Parent Company Only Financial Statements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2011
Assets:
Other assets	$ 959,000	$ 3,297,000
Total Assets	794,943,000	770,477,000
Liabilities and Equity:
Subordinated debentures	13,403,000	13,403,000
Other liabilities	6,504,000	5,339,000
Equity	92,565,000	83,543,000		77,273,000
Total liabilities and equity	794,943,000	770,477,000
Income:
Total income	36,784,000	37,746,000
Expense:
Total expenses	5,795,000	7,424,000
Income before income tax expense	12,863,000	12,311,000
Provision for income taxes	5,024,000	4,242,000
Net income	7,571,000	7,313,000
Discount on Series B preferred stock	1,948,000	0
Preferred stock dividend and discount accretion	1,058,000	1,012,000
Net income available to common shareholders	8,461,000	6,301,000
Cash Flows from Operating Activities
Net income	7,839,000	8,069,000
Changes in operating assets and liabilities:
Increase (decrease) in accrued interest payable and other accrued liabilities	1,164,000	1,161,000
Net cash provided by operating activities	5,642,000	17,284,000
Cash Flows from Investing Activities
Net cash used in investing activities	(51,936,000)	(21,159,000)
Cash Flows from Financing Activities
Proceeds from issuance of Series B preferred stock, net			16,288,000
Proceeds from exercise of stock options	290,000	35,000
Payment of dividend on preferred stock	(816,000)	(815,000)
Net cash used in financing activities	15,089,000	(29,487,000)
Increase/(decrease) in cash and cash equivalents	(31,205,000)	(33,362,000)
Cash and Cash Equivalents, January 1,	76,866,000	110,228,000
Cash and Cash Equivalents, December 31,	45,661,000	76,866,000
Parent Company [Member]
Assets:
Cash	1,097,000	53,000
Investments in subsidiaries	106,311,000	97,114,000
Other assets	5,000	5,000
Total Assets	107,413,000	97,172,000
Liabilities and Equity:
Subordinated debentures	13,403,000	13,403,000
Other liabilities	294,000	132,000
Equity	93,716,000	83,637,000
Total liabilities and equity	107,413,000	97,172,000
Income:
Dividends from bank subsidiary	2,684,000	996,000
Other income	0	87,000
Total income	2,684,000	1,083,000
Expense:
Interest on subordinated debentures	255,000	282,000
Other expenses	260,000	269,000
Total expenses	515,000	551,000
Income before income tax expense	2,169,000	532,000
Equity in undistributed income of subsidiaries	5,402,000	6,781,000
Net income	7,571,000	7,313,000
Discount on Series B preferred stock	1,948,000	0
Preferred stock dividend and discount accretion	1,058,000	1,012,000
Net income available to common shareholders	8,461,000	6,301,000
Cash Flows from Operating Activities
Net income	7,571,000	7,313,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(5,402,000)	(6,781,000)
Changes in operating assets and liabilities:
Increase in other assets	0	48,000
Increase (decrease) in accrued interest payable and other accrued liabilities	161,000	(4,000)
Net cash provided by operating activities	2,330,000	576,000
Cash Flows from Investing Activities
Net cash used in investing activities	0	0
Cash Flows from Financing Activities
Proceeds from issuance of Series B preferred stock, net	18,539,000	0
Redemption of Series A preferred stock	(14,340,000)	0
Proceeds from exercise of stock options	290,000	35,000
Payment of dividend on preferred stock	(816,000)	(815,000)
Other, net	(4,959,000)	0
Net cash used in financing activities	(1,286,000)	(780,000)
Increase/(decrease) in cash and cash equivalents	1,044,000	(204,000)
Cash and Cash Equivalents, January 1,	53,000	257,000
Cash and Cash Equivalents, December 31,	$ 1,097,000	$ 53,000